UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     October 24, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $260,535 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      676    40719 SH       SOLE                        0        0    40719
ISHARES TR                     RUSSELL1000GRW   464287614      910    17310 SH       SOLE                    17310        0        0
ISHARES TR                     RUSSELL 3000     464287689     5269    78967 SH       SOLE                    78967        0        0
ISHARES TR                     MSCI GRW IDX     464288885    31682   502408 SH       SOLE                   502408        0        0
PROCTER & GAMBLE CO            COM              742718109     6861   108599 SH       SOLE                        0        0   108599
SIGNET JEWELERS LIMITED        SHS              G81276100      350    10359 SH       SOLE                        0        0    10359
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    37274   685810 SH       SOLE                   685810        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    27864   547740 SH       SOLE                   547740        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    21197   378914 SH       SOLE                   378914        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   127142  2202736 SH       SOLE                  2202736        0        0
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1310    43472 SH       SOLE                    43472        0        0